Commitment and contingencies - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Other contractual commitments	$ 683		$ 683		$ 687
Increase for pre-existing warranties	4	$ 40	23	$ 52	58	$ 0
Accrued environmental remediation obligations					64	71
Outstanding commitments	788		788		809	$ 742
Estimated lease liability guaranteed by parent					80
Capital Addition Purchase Commitments [Member]
Other Commitments [Line Items]
Purchase commitments	$ 222		$ 222		$ 129